Guarantees and Contingent Liabilities - Contract or Notional Amounts of Unfunded Commitments to Extend Credit (Detail) $ in Millions	Dec. 31, 2022 USD ($)
Commercial and Commercial Real Estate Loans [Member]
Other Commitments [Line Items]
Contract or notional amounts of unfunded commitments to extend credit	$ 182,924
Corporate and Purchasing Card Loans [Member]
Other Commitments [Line Items]
Contract or notional amounts of unfunded commitments to extend credit	34,491	[1]
Residential Mortgages [Member]
Other Commitments [Line Items]
Contract or notional amounts of unfunded commitments to extend credit	215
Retail credit card loans [Member]
Other Commitments [Line Items]
Contract or notional amounts of unfunded commitments to extend credit	120,730	[1]
Other Retail Loans [Member]
Other Commitments [Line Items]
Contract or notional amounts of unfunded commitments to extend credit	42,653
Other [Member]
Other Commitments [Line Items]
Contract or notional amounts of unfunded commitments to extend credit	6,419
Less Than One Year [Member] | Commercial and Commercial Real Estate Loans [Member]
Other Commitments [Line Items]
Contract or notional amounts of unfunded commitments to extend credit	43,294
Less Than One Year [Member] | Corporate and Purchasing Card Loans [Member]
Other Commitments [Line Items]
Contract or notional amounts of unfunded commitments to extend credit	34,491	[1]
Less Than One Year [Member] | Residential Mortgages [Member]
Other Commitments [Line Items]
Contract or notional amounts of unfunded commitments to extend credit	214
Less Than One Year [Member] | Retail credit card loans [Member]
Other Commitments [Line Items]
Contract or notional amounts of unfunded commitments to extend credit	120,730	[1]
Less Than One Year [Member] | Other Retail Loans [Member]
Other Commitments [Line Items]
Contract or notional amounts of unfunded commitments to extend credit	15,012
Less Than One Year [Member] | Other [Member]
Other Commitments [Line Items]
Contract or notional amounts of unfunded commitments to extend credit	6,419
Greater Than One Year [Member] | Commercial and Commercial Real Estate Loans [Member]
Other Commitments [Line Items]
Contract or notional amounts of unfunded commitments to extend credit	139,630
Greater Than One Year [Member] | Corporate and Purchasing Card Loans [Member]
Other Commitments [Line Items]
Contract or notional amounts of unfunded commitments to extend credit	0	[1]
Greater Than One Year [Member] | Residential Mortgages [Member]
Other Commitments [Line Items]
Contract or notional amounts of unfunded commitments to extend credit	1
Greater Than One Year [Member] | Retail credit card loans [Member]
Other Commitments [Line Items]
Contract or notional amounts of unfunded commitments to extend credit	0	[1]
Greater Than One Year [Member] | Other Retail Loans [Member]
Other Commitments [Line Items]
Contract or notional amounts of unfunded commitments to extend credit	27,641
Greater Than One Year [Member] | Other [Member]
Other Commitments [Line Items]
Contract or notional amounts of unfunded commitments to extend credit	$ 0

[1]	Primarily cancelable at the Company’s discretion.